Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposures	£ 306,284	£ 313,347
Loss allowance	1,005	865
Provisions	378	364
Total ECL	£ 1,005	£ 865
Coverage ratio	0.30%	0.30%
Retail mortgage offers in pipeline	£ 2,800	£ 10,600
Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	274,448	275,638
Loss allowance	£ 931	£ 827
Coverage ratio	0.30%	0.30%
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 31,836	£ 37,709
Provisions	£ 74	£ 38
Coverage ratio	0.20%	0.10%
Customer loans | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 215,700	£ 207,300
Loans and advances to banks | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	1,000	1,200
Sovereign assets measured at amortized cost | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	7,500	13,200
Financial assets measured at fair value through other comprehensive income | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	6,000	5,900
Cash and balances at central banks | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	44,200	48,100
Retail Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	191,836	183,023
Loss allowance	£ 502	£ 367
Coverage ratio	0.30%	0.20%
Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 21,721	£ 29,372
Provisions	£ 42	£ 21
Coverage ratio	0.20%	0.10%
Mortgages
Disclosure of credit risk exposure [line items]
Loss allowance	£ 251	£ 190
Mortgages | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	184,317	174,712
Loss allowance	£ 248	£ 185
Coverage ratio	0.10%	0.10%
Mortgages | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 8,029	£ 15,951
Provisions	£ 3	£ 5
Coverage ratio	0.00%	0.00%
Credit cards
Disclosure of credit risk exposure [line items]
Loss allowance	£ 130	£ 89
Credit cards | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	2,557	2,341
Loss allowance	£ 120	£ 82
Coverage ratio	4.70%	3.50%
Credit cards | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 10,288	£ 9,960
Provisions	£ 10	£ 7
Coverage ratio	0.10%	0.10%
Other
Disclosure of credit risk exposure [line items]
Loss allowance	£ 164	£ 109
Other | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	4,962	5,970
Loss allowance	£ 134	£ 100
Coverage ratio	2.70%	1.70%
Other | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 3,404	£ 3,461
Provisions	£ 29	£ 9
Coverage ratio	0.90%	0.30%
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	£ 67	£ 52
Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	5,384	4,984
Loss allowance	£ 67	£ 52
Coverage ratio	1.20%	1.00%
Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 356	£ 314
Provisions	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	£ 393	£ 425
Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	18,518	19,282
Loss allowance	£ 362	£ 408
Coverage ratio	2.00%	2.10%
Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 9,759	£ 8,023
Provisions	£ 32	£ 17
Coverage ratio	0.30%	0.20%
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	£ 0	£ 0
Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	58,710	68,349
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0
Coverage ratio	0.00%
Stage 1
Disclosure of credit risk exposure [line items]
Exposures	£ 284,428	292,366
Total ECL	£ 170	£ 132
Coverage ratio	0.10%	0.00%
Stage 1 | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 253,587	£ 256,254
Loss allowance	£ 144	£ 115
Coverage ratio	0.10%	0.00%
Stage 1 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 30,841	£ 36,112
Provisions	£ 26	£ 17
Coverage ratio	0.10%	0.00%
Stage 1 | Retail Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 175,365	£ 169,255
Loss allowance	£ 56	£ 52
Coverage ratio	0.00%	0.00%
Stage 1 | Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 21,175	£ 29,123
Provisions	£ 12	£ 12
Coverage ratio	0.10%	0.00%
Stage 1 | Mortgages | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 169,066	£ 161,845
Loss allowance	£ 23	£ 8
Coverage ratio	0.00%	0.00%
Stage 1 | Mortgages | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 7,899	£ 15,851
Provisions	£ 2	£ 5
Coverage ratio	0.00%	0.00%
Stage 1 | Credit cards | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 2,192	£ 2,125
Loss allowance	£ 14	£ 15
Coverage ratio	0.60%	0.70%
Stage 1 | Credit cards | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 10,137	£ 9,887
Provisions	£ 3	£ 3
Coverage ratio	0.00%	0.00%
Stage 1 | Other | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 4,107	£ 5,285
Loss allowance	£ 19	£ 29
Coverage ratio	0.50%	0.50%
Stage 1 | Other | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 3,139	£ 3,385
Provisions	£ 7	£ 4
Coverage ratio	0.20%	0.10%
Stage 1 | Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 5,005	£ 4,760
Loss allowance	£ 19	£ 18
Coverage ratio	0.40%	0.40%
Stage 1 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 356	£ 314
Provisions	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 14,507	£ 13,890
Loss allowance	£ 69	£ 45
Coverage ratio	0.50%	0.30%
Stage 1 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 9,310	£ 6,675
Provisions	£ 14	£ 5
Coverage ratio	0.20%	0.10%
Stage 1 | Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 58,710	£ 68,349
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0
Coverage ratio	0.00%
Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 19,127	17,964
Loss allowance	516	330
Total ECL	£ 516	£ 330
Coverage ratio	2.70%	1.80%
Stage 2 | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 18,225	£ 16,448
Loss allowance	£ 477	£ 314
Coverage ratio	2.60%	1.90%
Stage 2 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 902	£ 1,516
Provisions	£ 39	£ 16
Coverage ratio	4.30%	1.10%
Stage 2 | Retail Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 14,399	£ 11,646
Loss allowance	£ 295	£ 178
Coverage ratio	2.00%	1.50%
Stage 2 | Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 490	£ 204
Provisions	£ 28	£ 8
Coverage ratio	5.70%	3.90%
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	£ 13,424	£ 11,071
Loss allowance	£ 130	£ 88
Coverage ratio	1.00%	0.80%
Stage 2 | Mortgages | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 13,424	£ 11,071
Loss allowance	£ 130	£ 88
Coverage ratio	1.00%	0.80%
Stage 2 | Mortgages | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 109	£ 81
Provisions	£ 1	£ 0
Coverage ratio	0.90%	0.00%
Stage 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	£ 328	£ 180
Loss allowance	£ 85	£ 47
Coverage ratio	25.90%	26.10%
Stage 2 | Credit cards | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 328	£ 181
Loss allowance	£ 85	£ 47
Coverage ratio	25.90%	26.00%
Stage 2 | Credit cards | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 122	£ 49
Provisions	£ 6	£ 3
Coverage ratio	4.90%	6.10%
Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 647	£ 395
Loss allowance	£ 80	£ 43
Coverage ratio	12.40%	10.90%
Stage 2 | Other | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 647	£ 394
Loss allowance	£ 80	£ 43
Coverage ratio	12.40%	10.90%
Stage 2 | Other | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 259	£ 74
Provisions	£ 21	£ 5
Coverage ratio	8.10%	6.80%
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 350	£ 200
Loss allowance	£ 27	£ 17
Coverage ratio	7.70%	8.50%
Stage 2 | Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 350	£ 200
Loss allowance	£ 27	£ 17
Coverage ratio	7.70%	8.50%
Stage 2 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 3,476	£ 4,602
Loss allowance	£ 155	£ 119
Coverage ratio	4.50%	2.60%
Stage 2 | Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 3,476	£ 4,602
Loss allowance	£ 155	£ 119
Coverage ratio	4.50%	2.60%
Stage 2 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 412	£ 1,312
Provisions	£ 11	£ 8
Coverage ratio	2.70%	0.60%
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0
Coverage ratio	0.00%
Stage 3
Disclosure of credit risk exposure [line items]
Exposures	£ 2,729	3,017
Total ECL	£ 319	£ 403
Coverage ratio	11.70%	13.40%
Stage 3 | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 2,636	£ 2,936
Loss allowance	£ 310	£ 398
Coverage ratio	11.80%	13.60%
Stage 3 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 93	£ 81
Provisions	£ 9	£ 5
Coverage ratio	9.70%	6.20%
Stage 3 | Retail Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 2,072	£ 2,122
Loss allowance	£ 151	£ 137
Coverage ratio	7.30%	6.50%
Stage 3 | Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 56	£ 45
Provisions	£ 2	£ 1
Coverage ratio	3.60%	2.20%
Stage 3 | Mortgages | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 1,827	£ 1,796
Loss allowance	£ 95	£ 89
Coverage ratio	5.20%	5.00%
Stage 3 | Mortgages | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 21	£ 19
Provisions	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Credit cards | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 37	£ 35
Loss allowance	£ 21	£ 20
Coverage ratio	56.80%	57.10%
Stage 3 | Credit cards | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 29	£ 24
Provisions	£ 1	£ 1
Coverage ratio	3.40%	4.20%
Stage 3 | Other | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 208	£ 291
Loss allowance	£ 35	£ 28
Coverage ratio	16.80%	9.60%
Stage 3 | Other | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 6	£ 2
Provisions	£ 1	£ 0
Coverage ratio	16.70%	0.00%
Stage 3 | Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 29	£ 24
Loss allowance	£ 21	£ 17
Coverage ratio	72.40%	70.80%
Stage 3 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 572	£ 828
Stage 3 | Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	535	790
Loss allowance	£ 138	£ 244
Coverage ratio	25.80%	30.90%
Stage 3 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 37	£ 36
Provisions	£ 7	£ 4
Coverage ratio	18.90%	11.10%
Stage 3 | Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Provisions	£ 0
Coverage ratio	0.00%